PowerShares S&P International Developed Low Volatility Portfolio | PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
Investment Objective

The PowerShares S&P International Developed Low Volatility Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P BMI International Developed Low Volatility Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares S&P International Developed Low Volatility Portfolio
Management Fees	[1]	0.35%
Other Expenses		none
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.25%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.10% of the Fund's management fee through February 28, 2015 and the Adviser cannot discontinue the agreement prior to its expiration.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first two years, and the Total Annual Fund Operating Expenses for periods thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
PowerShares S&P International Developed Low Volatility Portfolio	26	92	176	423

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the period from the Fund's inception (January 13, 2012) through the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies

The Fund will invest at least 90% of its total assets in the securities of companies that comprise the Underlying Index. Standard & Poor's® ("S&P®" or the "Index Provider") compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of 200 of the least volatile stocks of the S&P Developed ex US and South Korea LargeMidCap Index. Strictly in accordance with its guidelines and mandated procedures, the Index Provider determines which securities are the least volatile over the past 12 months of companies in the S&P Developed ex US and South Korea LargeMidCap Index for inclusion in the Underlying Index. Historically, the S&P Developed ex US and South Korea LargeMidCap Index has included all publicly listed equity securities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock's price) over time. The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund's returns.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies are still evolving and, as a result, may be more sensitive to changing market conditions.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Sampling Risk. The Fund's use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The Fund commenced operations on January 11, 2012 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.InvescoPowerShares.com and provides some indication of the risks of investing in the Fund.